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August 14, 2025

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Virtus ETF Trust II (the “Trust”)
File Nos. 333-206600 and 811-23078
Rule 485(a) Filing

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 96 under the 1933 Act and Amendment No. 98 under the Investment Company Act of 1940 (the “Amendment”) to the Registration Statement of the Trust. The Trust is filing the Amendment for the purpose of adding six new series’ of shares to the Trust, designated as the Virtus Systematic U.S. Small Cap Growth ETF, Virtus Systematic International Small Cap ETF, Virtus Systematic Emerging Markets Equity ETF, Virtus Systematic U.S. Dividend ETF, Virtus Systematic International Dividend ETF and Virtus Systematic Emerging Markets Dividend ETF (the “Funds”). The Amendment relates only to the Funds and does not affect the prospectuses and statements of additional information of the Trust’s other series.

Prior to or upon the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating certain information contained in the prospectus and the statement of additional information relating to each Fund; and (iii) adding new exhibits to the Registration Statement.

If you have any questions or comments regarding this filing, please contact me at 860-503-1285 or by email at daphne.chisolm@virtus.com. Thank you.

Sincerely,

/s/ Daphne Chisolm

Daphne Chisolm

Securities distributed by VP Distributors, LLC